Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Nueva Union [member]
Disclosure of significant accounting policies [line items]
Ownership interest in joint venture	50.00%
Galore Creek Partnership [member]
Disclosure of significant accounting policies [line items]
Ownership interest in joint operation	50.00%
Fort Hills Energy Limited Partnership [member]
Disclosure of significant accounting policies [line items]
Ownership interest in joint operation	21.30%
Consideration for increased portion of ownership interest	$ 58
Antamina [member]
Disclosure of significant accounting policies [line items]
Ownership interest in joint operation	22.50%
Bottom of range [member] | Fort Hills Energy Limited Partnership [member]
Disclosure of significant accounting policies [line items]
Ownership interest in joint operation	20.89%
Top of range [member] | Fort Hills Energy Limited Partnership [member]
Disclosure of significant accounting policies [line items]
Ownership interest in joint operation	21.30%